U.S.TREASURY INDEX FUND
U.S. TREASURY INDEX FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide investment results approximating the performance of the Barclays U.S. Treasury Index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	U.S.TREASURY INDEX FUND
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		U.S.TREASURY INDEX FUND
Management Fees		0.30%
Other Expenses		0.36%
Administration Fees		0.15%
Transfer Agency Fees		0.10%
Other Operating Expenses		0.11%
Total Annual Fund Operating Expenses		0.66%
Expense Reimbursement	[1]	(0.51%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.15%
[1]	Northern Trust Investments, Inc. (the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Fund (excluding acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Fund; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the "Total Annual Fund Operating Expenses After Expense Reimbursement" exceed 0.15%. This contractual limitation may not be terminated before November 30, 2013 without the approval of the Fund's Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
U.S.TREASURY INDEX FUND	15	160	317	774

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Northern Institutional U.S. Treasury Index Portfolio’s (the “Predecessor U.S. Treasury Index Fund”) turnover rate was 64.52% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in a representative sample of the U.S. Treasury obligations included in the Barclays U.S. Treasury Index. The Fund will buy and sell securities with the goal of achieving an overall duration and total return similar to that of the Barclays U.S. Treasury Index.

The Barclays U.S. Treasury Index is an unmanaged index that includes a broad range of U.S. Treasury obligations and is considered representative of U.S. Treasury bond performance overall. As of July 30, 2012, the duration of the Barclays U.S. Treasury Index was 5.72 years.

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the Barclays U.S. Treasury Index using computer programs and statistical procedures. Because the Fund will have fees and transaction expenses (while the Barclays U.S. Treasury Index has none), returns are likely to be below those of the Barclays U.S. Treasury Index.

The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Fund, before expenses, will track the performance of the Barclays U.S. Treasury Index within a 0.95 correlation coefficient.

Barclays Capital, Inc. (“Barclays Capital”) does not endorse any of the securities in the Barclays U.S. Treasury Index. It is not a sponsor of the Fund and is not affiliated with the Fund in any way.
PRINCIPAL RISKS
MARKET RISK is the risk that the market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

LIQUIDITY RISK is the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, adversely affecting the value of the Fund’s investments and its returns.

INTEREST RATE/MATURITY RISK is the risk that the value of the Fund’s assets will decline because of rising interest rates. This risk is generally lower for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed income securities.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

TRACKING RISK is the risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Fund. It is currently contemplated that before the Fund commences operations, substantially all of the assets of the Predecessor U.S. Treasury Index Fund, another portfolio advised by the Investment Adviser, will be transferred to the Fund in a tax-free reorganization (the “Reorganization”), which is expected to occur on or about November 16, 2012. The Predecessor U.S. Treasury Index Fund was managed with the same investment objective, strategies and policies as will be followed by the Fund. As a result of the Reorganization, the performance and accounting history of the Predecessor U.S. Treasury Index Fund prior to the date of the Reorganization will be assumed by the Fund.

The performance information set forth in the bar chart and table below is that of the Class A Shares of the Predecessor U.S. Treasury Index Fund, which commenced operations on January 11, 1993.

The Predecessor U.S. Treasury Index Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund’s Web site at www.northernfunds.com or by calling 800-595-9111.
CALENDAR YEAR TOTAL RETURN (CLASS A)*

* For the periods shown in the bar chart above, the highest quarterly return was 8.80% in the fourth quarter of 2008, and the lowest quarterly return was (3.24)% in the second quarter of 2004.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns	Inception Date	1-Year	5-Year	10-Year	Since Inception
U.S.TREASURY INDEX FUND	Jan. 11, 1993	9.60%	6.70%	5.55%	6.17%
U.S.TREASURY INDEX FUND Return after taxes on distributions		8.45%	5.29%	4.06%	4.21%
U.S.TREASURY INDEX FUND Return after taxes on distributions and sale of Fund shares		6.65%	5.00%	3.94%	4.12%
U.S.TREASURY INDEX FUND Barclays U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)		9.81%	6.81%	5.71%	6.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.